Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Organization
1.	Organization

Portola Pharmaceuticals, Inc. (the “Company” or “we” or “our” or “us”) is a biopharmaceutical company focused on the development and commercialization of novel therapeutics in the areas of thrombosis, other hematologic disorders and inflammation for patients who currently have limited or no approved treatment options. We were incorporated in September 2003 in Delaware. Our headquarters and operations are located in South San Francisco, California and we operate in one segment.

Our two lead programs address the area of thrombosis, or blood clots. Our lead compound Betrixaban is a novel oral once-daily inhibitor of Factor Xa in Phase 3 development for extended duration prophylaxis, or preventive treatment, of a form of thrombosis known as venous thromboembolism, in acute medically ill patients. Our second lead development candidate Andexanet alfa is a recombinant protein designed to reverse the anticoagulant activity in patients treated with a Factor Xa inhibitor who suffer an uncontrolled bleeding episode or undergo emergency surgery. Our third product candidate, PRT2070, is an orally available kinase inhibitor that inhibits spleen tyrosine kinase, or Syk, and janus kinases, or JAK, enzymes that regulate important signaling pathways and is being developed for hematologic, or blood, cancers and inflammatory disorders. Our fourth program, PRT2607 and other highly selective Syk inhibitors, is partnered with Biogen Idec Inc.

Initial Public Offering

In May 2013, the Company completed its initial public offering (“IPO”) of 9,686,171 shares of its common stock, which included 1,263,413 shares of common stock issued pursuant to the over-allotment option granted to the underwriters. The public offering price of the shares sold in the offering was $14.50 per share. The total proceeds from the offering to the Company, net of underwriting discounts and commissions of approximately $9.4 million, were approximately $131.0 million. After deducting offering expenses payable by the Company of approximately $5.2 million, net proceeds to the Company were $125.8 million. As of June 30, 2013, $2.1 million of accrued offering costs remained unpaid and these costs are expected to be paid by the end of the Company’s fiscal year. Upon the closing of the IPO, all shares of convertible preferred stock then outstanding converted into 24,026,797 shares of common stock. In addition, all of the Company’s convertible preferred stock warrants were converted into warrants to purchase common stock.

1. Organization

Portola Pharmaceuticals, Inc. (the “Company” or “we” or “our” or “us”) is a biopharmaceutical company focused on the development and commercialization of novel therapeutics in the areas of thrombosis, other hematologic disorders and inflammation for patients who currently have limited or no approved treatment options. We were incorporated in September 2003 in Delaware. Our headquarters and operations are located in South San Francisco, California and we operate in one segment.

Our two lead programs address the area of thrombosis, or blood clots. Our lead compound Betrixaban is a novel oral once-daily inhibitor of Factor Xa in Phase 3 development for extended duration prophylaxis, or preventive treatment, of a form of thrombosis known as venous thromboembolism, in acute medically ill patients. Our second lead development candidate, Andexanet alfa, formerly PRT4445, is a recombinant protein designed to reverse the anticoagulant activity in patients treated with a Factor Xa inhibitor who suffer an uncontrolled bleeding episode or undergo emergency surgery. Our third product candidate, PRT2070, is an orally available kinase inhibitor that inhibits spleen tyrosine kinase, or Syk, and janus kinases, or JAK, enzymes that regulate important signaling pathways and is being developed for hematologic, or blood, cancers and inflammatory disorders. Our fourth program, PRT2607 and other highly selective Syk inhibitors, is partnered with Biogen Idec Inc.

Additional Capital Requirements

The accompanying financial statements have been prepared assuming that we will continue as a going concern. We have incurred significant losses and negative cash flows from operations. At December 31, 2012, we had an accumulated deficit of $202.3 million and cash, cash equivalents and investments of $137.4 million. Our management believes that currently available resources will provide sufficient funds to enable us to meet our obligations through at least December 31, 2013. However, if our anticipated operating results are not achieved in future periods, our management believes that planned expenditures may need to be reduced in order to extend the time period over which the then-available resources would be able to fund our operations. We will need to raise additional capital to fully implement our business plan.